Schedule of other intangible assets (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 6,929,456
Loss on disposal		(30,623)	R$ (52,811)	R$ (26,368)
Reclassification	[1]	(20,366)	(657,590)
Intangible assets, ending		9,215,560	6,929,456
Other In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		19,209	31,620
Acquisitions			128
Transfers from property, plant and equipment		986	229
Capitalizations for intangible in service		4,453	7,136
Amortization of quotas - concession and authorization		(7,770)	(11,584)
Amortization of quotas - PIS/Pasep and Cofins credits		(5)	(13)
Reclassification		141	(8,307)
Effect of acquisition of control of Vilas Complex		10,275
Acquisitions
Partial division of assets		(5,047)
Intangible assets, ending		22,242	19,209	31,620
Other In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		20,654	14,634
Acquisitions			10,863
Transfers from property, plant and equipment		482	2,932
Capitalizations for intangible in service		(4,453)	(7,136)
Loss on disposal			(4)
Reclassification		599	(635)
Acquisitions		10,375
Partial division of assets		(526)
Intangible assets, ending		27,131	20,654	14,634
Other [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		39,863	46,254
Acquisitions			10,991
Transfers from property, plant and equipment		1,468	3,161
Amortization of quotas - concession and authorization		(7,770)	(11,584)
Amortization of quotas - PIS/Pasep and Cofins credits		(5)	(13)
Loss on disposal			(4)
Reclassification		740	(8,942)
Effect of acquisition of control of Vilas Complex		10,275
Acquisitions		10,375
Partial division of assets		(5,573)
Intangible assets, ending		R$ 49,373	R$ 39,863	R$ 46,254

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.